Other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Other Receivables
Schedule of other receivables

	Note	12.31.22	12.31.21
Non-current:
Financial credit		—	9
Related parties	35.c	3	5
Total non-current		3	14

Current:
Framework agreement (1)	2.d	2,770	573
Assigned assets and in custody (2)		4,675	—
Credit for Real estate asset	38	—	60
Judicial deposits		208	166
Security deposits		99	125
Prepaid expenses		380	404
Advances to personnel		1	47
Financial credit		14	27
Advances to suppliers		308	17
Tax credits		9,830	2,659
Related parties	35.c	—	1
Debtors for complementary activities		406	123
Other		53	9
Allowance for the impairment of other receivables		(44)	(57)
Total current		18,700	4,154

(1)	As of December 31, 2022 and 2021, $ 1,517 and $ 573 relate to the Framework Agreement signed in December 2020 related to the Works Plan of the AMBA’s network, and $ 1,253 relates to the Framework Agreement signed in December 2022 related to the Recognition of consumption in vulnerable neighborhoods, respectively.
(2)	Relate to Securities issued by private companies for 11,771,500 NV and cash deriving from the collection of securities for USD 2,924,022 assigned to and in possession of Global Valores S.A., respectively. The Company retains the risks and rewards of the aforementioned assets and may make use of them, at its own request, in a term of 15 days.

Schedule of roll forward of the allowance for the impairment of other receivables

	12.31.22	12.31.21
Balance at beginning of year	57	6,475
Increase	24	6
Decrease	—	(3,450)
Result from exposure to inflation	(30)	(1,844)
Recovery	(7)	(1,130)
Balance at end of the year	44	57

Schedule of aging analysis

	12.31.22	12.31.21
Without expiry date	308	294
Past due	2,240	664
Up to 3 months	3,655	1,188
From 3 to 6 months	4,019	692
From 6 to 9 months	2,178	658
From 9 to 12 months	6,300	658
More than 12 months	3	14
Total other receivables	18,703	4,168